PIMCO Funds

Supplement Dated June 1, 2007 to the

Bond Funds Prospectus for Institutional and Administrative Class Shares

dated October 1, 2006

Disclosure Related to the PIMCO High Yield Municipal Bond Fund

Pacific Investment Management Company LLC has agreed, effective July 1, 2007, to temporarily waive a portion of its advisory fee equal to 0.01% of average daily net assets. As such, effective July 1, 2007, the “Annual Fund Operating Expenses” table contained in the Fund Summaries section of the Prospectus relating to the High Yield Municipal Bond Fund is replaced, in its entirety, with the following table:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)(4)	Net Annual Fund Operating Expenses
Institutional	0.30%	None	0.26%	0.56%	(0.02)%	0.54%
Administrative	0.30	0.25%	0.26	0.81	(0.02)	0.79

(1)	Shares that are held 30 days or less are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	“Other Expenses” reflect an administrative fee of 0.25% and estimated organizational expenses for the Fund’s first fiscal year.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (prior to the application of the advisory fee waiver described in footnote 4 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.5549% and 0.8049% of the Fund’s average net assets attributable to Institutional and Administrative Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(4)	In addition to the administrative fee waivers described in footnote 3 above, if any, PIMCO has contractually agreed for the Fund’s current fiscal year (3/31) to waive a portion of its advisory fee equal to 0.01% of average daily net assets.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$55	$177
Administrative	81	257

The Prospectus is further supplemented, effective July 1, 2007, by adding the following sentence to the end of the second paragraph under “Management of the Funds—Advisory Fees:”

PIMCO has contractually agreed for the Fund’s current fiscal year (3/31) to waive a portion of its advisory fee equal to 0.01% of average daily net assets of the Fund.

PIMCO Funds

Supplement Dated June 1, 2007 to the

Prospectus for Class A and C Shares of the PIMCO High Yield Municipal Bond Fund dated

December 28, 2006

Pacific Investment Management Company LLC (“PIMCO”) has agreed, effective July 1, 2007, to temporarily waive a portion of its advisory fee equal to 0.01% of average daily net assets. In addition, PIMCO has agreed, effective July 1, 2007, to temporarily waive a portion of its administrative fee equal to 0.15% of the average daily net assets attributable in the aggregate to the Fund’s Class A and Class C shares. Furthermore, the Fund changed the sales load schedule for Class A shares so that the maximum sales load that may be paid will be 4.50% of the offering price. As such, effective July 1, 2007, the “Fees and Expenses of the Fund” tables contained in the Fund Summary are replaced, in their entirety, with the following tables:

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)		Redemption Fee(2)
Class A	4.50%	1.00	%(3)	2.00%
Class C	None	1.00	%(4)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16
(2)	Shares that are held 30 days or less are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)(4)(5)	Net Annual Fund Operating Expenses
Class A	0.30%	0.25%	0.41%	0.96%	(0.17)%	0.79%
Class C	0.30	1.00	0.41	1.71	(0.17)	1.54

(1)	Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40% and estimated organizational expenses for the Fund’s first fiscal year.
(3)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (prior to the application of the administrative fee waiver described in footnote 4 below and the advisory fee waiver described in footnote 5 below, and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Fund—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.9549% and 1.7049% of the Fund’s average net assets attributable to Class A and Class C shares, respectively. Under the Expense

Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)	In addition to the administrative fee waivers described in footnote 3 above, if any, PIMCO has contractually agreed for the Fund’s current fiscal year (3/31) to waive a portion of its administrative fee equal to 0.15% of the average daily net assets attributable in the aggregate to the Fund’s Class A and Class C shares.
(5)	In addition to the administrative fee waivers described in footnotes 3 and 4 above, if any, PIMCO has contractually agreed for the Fund’s current fiscal year (3/31) to waive a portion of its advisory fee equal to 0.01% of average daily net assets.

Examples. The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$527	$725	$527	$725
Class C	257	522	157	522

The Prospectus is further supplemented, effective July 1, 2007, by adding the following sentence to the end of the first paragraph under “Management of the Fund—Advisory Fees:”

PIMCO has contractually agreed for the Fund’s current fiscal year (3/31) to waive a portion of its advisory fee equal to 0.01% of average daily net assets of the Fund.

The Prospectus is further supplemented, effective July 1, 2007, by replacing in its entirety the third paragraph under “Management of the Fund—Administrative Fees” with the following:

PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce total annual fund operating expenses for each of the Class A and Class C shares, by waiving a portion of its administrative fee or reimbursing the Fund, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of the Fund’s advisory fee (prior to the application of the advisory fee waiver described above), distribution fees (applicable only with respect to Class C shares), service fees, administrative fee (prior to the application of the administrative fee waiver described below) and other expenses borne by the Fund not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit.

In addition to the administrative fee waiver described above, if any, PIMCO has contractually agreed for the Fund’s current fiscal year (3/31) to waive a portion of its administrative fee equal to 0.15% of the average daily net assets attributable in the aggregate to the Fund’s Class A and Class C shares.

The Prospectus is further supplemented, effective July 1, 2007, by replacing in its entirety the table under “Classes of Shares—Class A and C Shares—Initial Sales Charges—Class A Shares” with the following:

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$99,999	4.71%	4.50%
$100,000–$249,999	3.36%	3.25%
$250,000–$499,999	2.83%	2.75%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%*	0.00%*

In addition, effective July 1, 2007, all other references in the prospectus to the Fund’s current maximum initial sales charge are revised to reflect the increase in the maximum initial sales charge to 4.50% of the public offering price.

PIMCO Funds

Supplement Dated June 1, 2007 to the

Prospectus for Class D Shares of the PIMCO High Yield Municipal Bond Fund dated July 24, 2006

Pacific Investment Management Company LLC (“PIMCO”) has agreed, effective July 1, 2007, to temporarily waive a portion of its advisory fee equal to 0.01% of average daily net assets. In addition, PIMCO has agreed, effective July 1, 2007, to temporarily waive a portion of its administrative fee equal to 0.15% of the average daily net assets attributable in the aggregate to the Fund’s Class D shares. As such, effective July 1, 2007, the “Annual Fund Operating Expenses” table contained in the Fund Summary is replaced, in its entirety, with the following table:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)(4)(5)	Net Annual Fund Operating Expenses
Class D	0.30%	0.25%	0.41%	0.96%	(0.17)%	0.79%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.40% paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and estimated organizational expenses for the Fund’s first fiscal year.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses, the total fund operating expenses (prior to the application of the administrative fee waiver described footnote 4 below and the advisory fee waiver described in footnote 5 below, and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Fund—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.9549% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(4)	In addition to the administrative fee waiver described in footnote 3 above, if any, PIMCO has contractually agreed for the Fund’s current fiscal year (3/31) to waive a portion of its administrative fee equal to 0.15% of the average daily net assets attributable in the aggregate to the Fund’s Class D shares.
(5)	In addition to the administrative fee waivers described in footnotes 3 and 4 above, if any, PIMCO has contractually agreed for the Fund’s current fiscal year (3/31) to waive a portion of its advisory fee equal to 0.01% of average daily net assets.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class D	$81	$289

The Prospectus is further supplemented, effective July 1, 2007, by adding the following sentence to the end of the first paragraph under “Management of the Fund—Advisory Fees:”

PIMCO has contractually agreed for the Fund’s current fiscal year (3/31) to waive a portion of its advisory fee equal to 0.01% of average daily net assets of the Fund.

The Prospectus is further supplemented, effective July 1, 2007, by replacing in its entirety the third paragraph under “Management of the Fund—Administrative Fees” with the following:

PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce total annual fund operating expenses for Class D shares, by waiving a portion of its administrative fee or reimbursing the Fund, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of the Fund’s advisory fee (prior to the application of the advisory fee waiver described above), distribution fees, service fees, administrative fee (prior to the application of the administrative fee waiver described below) and other expenses borne by the Fund not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit.

In addition to the administrative fee waiver described above, if any, PIMCO has contractually agreed for the Fund’s current fiscal year (3/31) to waive a portion of its administrative fee equal to 0.15% of the average daily net assets attributable in the aggregate to the Fund’s Class D shares.